Property and Equipment (Details) (USD $)												12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Furniture and Fixtures [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]	Dec. 31, 2013 Office Equipment [Member]	Dec. 31, 2012 Office Equipment [Member]	Dec. 31, 2013 Computer Equipment [Member]	Dec. 31, 2012 Computer Equipment [Member]	Dec. 31, 2013 Leasehold Improvements [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2013 General and Administrative Expense [Member]	Dec. 31, 2012 General and Administrative Expense [Member]
Property, Plant and Equipment [Line Items]
Property and equipment		$ 361,552	$ 287,489	$ 153,521	$ 153,521	$ 34,518	$ 23,400	$ 169,814	$ 110,568	$ 3,699	$ 0
Less accumulated depreciation and amortization		(205,070)	(173,732)
Property and equipment, net	189,517	156,482	113,757
Capital leases								119,681	87,840
Accumulated amortization - capital leases								42,549	55,008
Depreciation												$ 51,229	$ 49,980